Other liabilities - Changes in the provision for legal claims (Details) - Legal proceedings provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 13,817	$ 14,265
Accrual of the year	1,960	3,768
Other		136
Use of the provision	(2,831)	(1,896)
Translation differences and inflation adjustment	674	(2,456)
Balances at the end of year	$ 13,620	$ 13,817